Schedule of Investments (unaudited) March 31, 2022	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 2.6%
TELUS Corp.	792,734	$20,710,069

Denmark — 3.2%
Novo Nordisk A/S, Class B	235,151	26,082,026

France — 10.7%
EssilorLuxottica SA	97,410	17,815,367
Kering SA	23,649	14,930,258
LVMH Moet Hennessy Louis Vuitton SE	14,424	10,295,832
Sanofi	257,118	26,287,639
Schneider Electric SE	100,875	16,935,936

		86,265,032
India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14, Cost: $2,637,143)(a)(b)(c)	566,400	792,960

Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	28,868,800	9,324,179

Ireland — 2.6%
Medtronic PLC(d)	190,383	21,122,994

Japan — 1.4%
KDDI Corp.	352,200	11,547,447

Mexico — 1.2%
Wal-Mart de Mexico SAB de CV	2,393,573	9,858,296

Netherlands — 0.1%
Koninklijke KPN NV	218,913	761,148

Portugal — 2.7%
EDP - Energias de Portugal SA	4,485,554	22,077,378

Singapore — 1.2%
DBS Group Holdings Ltd.	358,668	9,397,892

Spain — 0.8%
Amadeus IT Group SA(b)	102,659	6,674,686

Switzerland — 3.1%
Logitech International SA, Registered Shares	114,605	8,518,834
Zurich Insurance Group AG	33,939	16,762,460

		25,281,294
Taiwan — 4.3%
MediaTek, Inc.	426,000	13,257,339
Taiwan Semiconductor Manufacturing Co. Ltd.	1,040,000	21,334,054

		34,591,393
United Kingdom — 19.2%
AstraZeneca PLC	185,779	24,636,692
BAE Systems PLC	1,598,055	15,008,050
Diageo PLC	416,869	21,145,485
Ferguson PLC	104,012	14,091,523
Prudential PLC	1,402,887	20,711,194
Reckitt Benckiser Group PLC	300,186	22,899,961
Relx PLC	839,272	26,109,333
Taylor Wimpey PLC	6,140,498	10,456,750

		155,058,988

Security	Shares	Value

United States(d) — 44.1%
AbbVie, Inc.(e)	140,254	$22,736,576
Assurant, Inc.	89,881	16,343,062
Baker Hughes Co.	223,619	8,141,968
Citizens Financial Group, Inc.	399,761	18,121,166
Comcast Corp., Class A	425,427	19,918,492
Estee Lauder Cos., Inc., Class A	61,219	16,671,158
Fidelity National Information Services, Inc.(e)	219,299	22,022,006
Hasbro, Inc.	212,496	17,407,672
Intercontinental Exchange, Inc.(e)	185,314	24,483,686
Intuit, Inc.	30,027	14,438,183
M&T Bank Corp.	99,887	16,930,847
Microsoft Corp.(e)	102,626	31,640,622
Otis Worldwide Corp.	209,445	16,116,793
Paychex, Inc.	68,032	9,284,327
Philip Morris International, Inc.	172,302	16,186,050
Synchrony Financial	431,346	15,015,154
TE Connectivity Ltd.	89,803	11,762,397
Texas Instruments, Inc.	65,523	12,022,160
UnitedHealth Group, Inc.(e)	39,152	19,966,345
Visa, Inc., Class A	85,368	18,932,061
Williams Cos., Inc.	245,901	8,215,552

		356,356,277

Total Long-Term Investments — 98.5% (Cost: $680,602,614)		795,902,059

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(f)(g)	2,729,877	2,729,877

Total Short-Term Securities — 0.3% (Cost: $2,729,877)		2,729,877

Total Investments Before Options Written — 98.8% (Cost: $683,332,491)		798,631,936

Options Written — (1.2)% (Premiums Received: $(9,047,662))		(10,196,374)

Total Investments, Net of Options Written — 97.6% (Cost: $674,284,829)		788,435,562

Other Assets Less Liabilities — 2.4%		19,433,854

Net Assets — 100.0%		$807,869,416

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $792,960, representing 0.1% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,262,594	$—	$(8,532,717	)(a)	$—	$—	$2,729,877	2,729,877	$373	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Medtronic PLC	169	04/01/22	USD	108.00	USD	1,875	$(52,728)
UnitedHealth Group, Inc.	32	04/01/22	USD	485.00	USD	1,632	(84,880)
Comcast Corp., Class A	341	04/08/22	USD	49.00	USD	1,597	(2,217)
Medtronic PLC	614	04/08/22	USD	107.00	USD	6,812	(259,415)
Synchrony Financial	572	04/08/22	USD	44.00	USD	1,991	(48,620)
UnitedHealth Group, Inc.	98	04/08/22	USD	495.00	USD	4,998	(183,015)
Visa, Inc., Class A	2	04/08/22	USD	225.00	USD	44	(424)
Assurant, Inc.	257	04/14/22	USD	165.00	USD	4,673	(466,455)
Assurant, Inc.	258	04/14/22	USD	166.50	USD	4,691	(437,056)
Baker Hughes Co.	604	04/14/22	USD	28.00	USD	2,199	(510,380)
Citizens Financial Group, Inc.	736	04/14/22	USD	57.50	USD	3,336	(7,360)
Comcast Corp., Class A	377	04/14/22	USD	47.50	USD	1,765	(15,834)
Estee Lauder Cos., Inc., Class A	79	04/14/22	USD	330.00	USD	2,151	(3,555)
Estee Lauder Cos., Inc., Class A	136	04/14/22	USD	280.00	USD	3,704	(44,200)
Fidelity National Information Services, Inc.	138	04/14/22	USD	105.00	USD	1,386	(11,385)
Hasbro, Inc.	306	04/14/22	USD	100.00	USD	2,507	(10,710)
M&T Bank Corp.	192	04/14/22	USD	185.00	USD	3,254	(6,240)
Microsoft Corp.	114	04/14/22	USD	330.00	USD	3,515	(7,125)
Otis Worldwide Corp.	231	04/14/22	USD	84.00	USD	1,778	(1,476)
Paychex, Inc.	187	04/14/22	USD	125.00	USD	2,552	(224,400)
TE Connectivity Ltd.	202	04/14/22	USD	155.00	USD	2,646	(6,565)
Visa, Inc., Class A	153	04/14/22	USD	210.00	USD	3,393	(200,430)
Williams Cos., Inc.	468	04/14/22	USD	30.00	USD	1,564	(161,460)
Comcast Corp., Class A	531	04/22/22	USD	49.00	USD	2,486	(9,293)
Intuit, Inc.	121	04/22/22	USD	500.00	USD	5,818	(91,355)
Microsoft Corp.	87	04/22/22	USD	300.00	USD	2,682	(117,885)
Synchrony Financial	652	04/22/22	USD	42.00	USD	2,270	(39,120)
Texas Instruments, Inc.	44	04/22/22	USD	185.00	USD	807	(17,160)
Visa, Inc., Class A	32	04/22/22	USD	220.00	USD	710	(22,480)
Estee Lauder Cos., Inc., Class A	60	04/28/22	USD	333.00	USD	1,634	(605)
Hasbro, Inc.	331	04/28/22	USD	91.39	USD	2,712	(15,074)
AbbVie, Inc.	560	04/29/22	USD	160.00	USD	9,078	(260,400)
Comcast Corp., Class A	67	04/29/22	USD	47.00	USD	314	(7,973)
Comcast Corp., Class A	531	04/29/22	USD	48.00	USD	2,486	(40,091)
Philip Morris International, Inc.	416	04/29/22	USD	91.00	USD	3,908	(199,680)
Synchrony Financial	717	04/29/22	USD	39.00	USD	2,496	(26,888)
Williams Cos., Inc.	440	04/29/22	USD	33.00	USD	1,470	(53,900)
Intuit, Inc.	44	05/06/22	USD	490.00	USD	2,116	(71,940)
Microsoft Corp.	37	05/06/22	USD	320.00	USD	1,141	(22,570)
Philip Morris International, Inc.	359	05/06/22	USD	95.00	USD	3,372	(98,186)
Texas Instruments, Inc.	249	05/06/22	USD	195.00	USD	4,569	(55,402)
Visa, Inc., Class A	33	05/06/22	USD	235.00	USD	732	(10,164)
AbbVie, Inc.	93	05/20/22	USD	150.00	USD	1,508	(119,970)
Baker Hughes Co.	604	05/20/22	USD	38.28	USD	2,199	(98,617)
Citizens Financial Group, Inc.	663	05/20/22	USD	51.12	USD	3,005	(32,551)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Comcast Corp., Class A	67	05/20/22	USD	47.50	USD	314	$(8,744)
Hasbro, Inc.	319	05/20/22	USD	90.00	USD	2,613	(43,862)
Intercontinental Exchange, Inc.	637	05/20/22	USD	140.00	USD	8,416	(85,995)
M&T Bank Corp.	172	05/20/22	USD	190.00	USD	2,915	(33,110)
Microsoft Corp.	223	05/20/22	USD	315.00	USD	6,875	(213,522)
Otis Worldwide Corp.	231	05/20/22	USD	85.00	USD	1,778	(12,128)
Otis Worldwide Corp.	480	05/20/22	USD	80.00	USD	3,694	(82,800)
Paychex, Inc.	187	05/20/22	USD	130.00	USD	2,552	(164,560)
TE Connectivity Ltd.	202	05/20/22	USD	140.00	USD	2,646	(46,460)
TELUS Corp.	787	05/20/22	CAD	32.00	CAD	2,570	(68,933)
TELUS Corp.	1,390	05/20/22	CAD	34.00	CAD	4,540	(23,349)
Texas Instruments, Inc.	147	05/20/22	USD	185.00	USD	2,697	(95,917)
UnitedHealth Group, Inc.	46	05/20/22	USD	510.00	USD	2,346	(90,850)
Visa, Inc., Class A	82	05/20/22	USD	210.00	USD	1,819	(139,195)
Williams Cos., Inc.	198	05/20/22	USD	34.00	USD	662	(19,800)
Fidelity National Information Services, Inc.	614	06/17/22	USD	100.00	USD	6,166	(377,610)
TELUS Corp.	1,390	06/17/22	CAD	34.00	CAD	4,540	(35,580)
Visa, Inc., Class A	82	06/17/22	USD	235.00	USD	1,819	(51,045)

							$(5,750,694)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EDP - Energias de Portugal SA	Credit Suisse International	343,100	04/01/22	EUR	4.59	EUR	1,532	$(2,567)
Essilorluxottica SA	Goldman Sachs International	9,300	04/01/22	EUR	182.14	EUR	1,547	—
Novo Nordisk A/S, Class B	Goldman Sachs International	61,300	04/01/22	DKK	700.36	DKK	45,908	(414,823)
Sanofi	UBS AG	77,100	04/01/22	EUR	94.03	EUR	7,133	(7,400)
Schneider Electric SE	Goldman Sachs International	2,200	04/01/22	EUR	157.08	EUR	335	(168)
EDP-Energias De Portugal SA	Morgan Stanley & Co. International PLC	489,400	04/06/22	EUR	4.16	EUR	2,185	(156,580)
Essilorluxottica SA	UBS AG	36,600	04/06/22	EUR	172.24	EUR	6,087	(17,127)
Relx PLC	Goldman Sachs International	55,300	04/06/22	EUR	27.75	EUR	1,562	(33,710)
Sanofi	UBS AG	38,700	04/06/22	EUR	95.71	EUR	3,580	(5,017)
Wal-Mart de Mexico SAB de CV	Credit Suisse International	266,300	04/06/22	MXN	76.62	MXN	21,815	(67,096)
AstraZeneca PLC	Goldman Sachs International	18,400	04/07/22	GBP	87.97	GBP	1,864	(315,242)
BAE Systems PLC	Goldman Sachs International	100,000	04/07/22	GBP	6.41	GBP	717	(98,255)
Diageo PLC	UBS AG	76,400	04/07/22	GBP	39.03	GBP	2,952	(30,058)
PPR S.A	Goldman Sachs International	1,800	04/07/22	EUR	631.46	EUR	1,036	(273)
Prudential PLC	Goldman Sachs International	101,900	04/07/22	GBP	11.49	GBP	1,156	(11,473)
Taylor Wimpey PLC	Goldman Sachs International	1,140,000	04/07/22	GBP	1.59	GBP	1,490	(2)
Intercontinental Exchange, Inc.	BNP Paribas SA	22,300	04/08/22	USD	130.50	USD	2,946	(61,947)
EDP-Energias De Portugal SA	Credit Suisse International	489,400	04/12/22	EUR	3.92	EUR	2,185	(284,663)
KDDI Corp.	Morgan Stanley & Co. International PLC	45,600	04/12/22	JPY	3,839.74	JPY	182,628	(61,691)
MediaTek, Inc.	Morgan Stanley & Co. International PLC	69,000	04/12/22	USD	1,160.25	USD	62,445	(4)
Relx PLC	Goldman Sachs International	34,000	04/12/22	EUR	27.63	EUR	960	(29,615)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	136,000	04/12/22	USD	618.44	USD	81,192	(14,304)
BAE Systems PLC	Goldman Sachs International	56,900	04/19/22	GBP	7.65	GBP	408	(3,875)
EDP-Energias De Portugal SA	Morgan Stanley & Co. International PLC	316,500	04/19/22	EUR	4.37	EUR	1,413	(58,048)
Logitech International SA	Morgan Stanley & Co. International PLC	25,700	04/19/22	CHF	75.12	CHF	1,778	(7,396)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	6,500	04/19/22	EUR	648.39	EUR	4,221	(144,896)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	47,000	04/19/22	USD	1,145.36	USD	42,535	(110)
DBS Group Holdings Ltd.	Goldman Sachs International	91,100	04/20/22	SGD	36.77	SGD	3,264	(11,689)
Ferguson PLC	Goldman Sachs International	16,300	04/21/22	GBP	116.52	GBP	1,692	(2,712)
Relx PLC	Goldman Sachs International	98,300	04/21/22	EUR	28.83	EUR	2,776	(29,725)
Schneider Electric SE	Goldman Sachs International	32,200	04/21/22	EUR	143.91	EUR	4,900	(347,380)
Taylor Wimpey PLC	Goldman Sachs International	274,700	04/21/22	GBP	1.46	GBP	359	(899)
BAE Systems PLC	Goldman Sachs International	140,500	04/26/22	GBP	7.54	GBP	1,008	(9,742)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	48,000	04/26/22	USD	952.20	USD	43,440	(35,404)
Prudential PLC	Goldman Sachs International	78,400	04/26/22	GBP	10.74	GBP	889	(67,152)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	91,100	04/27/22	SGD	33.76	SGD	3,264	$(118,356)
Essilorluxottica SA	Goldman Sachs International	7,600	04/27/22	EUR	173.50	EUR	1,264	(14,978)
Ferguson PLC	Goldman Sachs International	13,100	04/27/22	GBP	112.60	GBP	1,360	(9,845)
PPR S.A	Goldman Sachs International	8,800	04/27/22	EUR	579.71	EUR	5,066	(206,609)
Relx PLC	Goldman Sachs International	56,000	04/27/22	EUR	25.97	EUR	1,581	(144,866)
Taylor Wimpey PLC	Goldman Sachs International	674,000	04/27/22	GBP	1.50	GBP	881	(4,468)
Novo Nordisk A/S, Class B	Goldman Sachs International	44,600	05/03/22	DKK	756.64	DKK	33,401	(137,632)
Amadeus IT Group SA	Goldman Sachs International	46,200	05/04/22	EUR	61.59	EUR	2,734	(65,749)
AstraZeneca PLC	Credit Suisse International	73,100	05/04/22	GBP	101.19	GBP	7,406	(294,866)
Diageo PLC	Credit Suisse International	65,700	05/04/22	GBP	38.47	GBP	2,538	(92,706)
EDP - Energias de Portugal SA	Goldman Sachs International	150,000	05/04/22	EUR	4.43	EUR	670	(17,148)
Ferguson PLC	Goldman Sachs International	15,500	05/04/22	GBP	114.34	GBP	1,609	(10,696)
Ferguson PLC	Morgan Stanley & Co. International PLC	12,300	05/04/22	GBP	114.37	GBP	1,277	(8,453)
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	74,100	05/04/22	GBP	60.35	GBP	4,322	(45,525)
Relx PLC.	Morgan Stanley & Co. International PLC	78,000	05/04/22	EUR	28.64	EUR	2,203	(36,119)
Taiwan Semiconductor Manufacturing Co. Ltd.	UBS AG	228,000	05/04/22	USD	595.59	USD	136,116	(141,032)
Logitech International SA	Goldman Sachs International	25,800	05/05/22	CHF	75.80	CHF	1,785	(17,283)
Prudential PLC	Morgan Stanley & Co. International PLC	152,200	05/05/22	GBP	11.55	GBP	1,726	(48,585)
Zurich Insurance Group AG	Goldman Sachs International	7,600	05/10/22	CHF	461.74	CHF	3,472	(28,124)
Diageo PLC	Morgan Stanley & Co. International PLC	45,500	05/11/22	GBP	38.79	GBP	1,758	(62,323)
EDP-Energias De Portugal SA	Goldman Sachs International	230,000	05/11/22	EUR	4.34	EUR	1,027	(57,050)
Fidelity National Information Services, Inc.	Royal Bank of Canada	1,500	05/12/22	USD	95.43	USD	151	(11,299)
Astrazeneca PLC	Goldman Sachs International	10,600	05/13/22	GBP	103.47	GBP	1,074	(30,605)
BAE Systems PLC	Goldman Sachs International	163,000	05/13/22	GBP	7.34	GBP	1,169	(28,593)
Relx PLC	Morgan Stanley & Co. International PLC	56,000	05/13/22	EUR	29.08	EUR	1,581	(19,266)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	810,800	05/13/22	MXN	82.51	MXN	66,421	(114,351)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	104,000	05/17/22	USD	604.75	USD	62,088	(60,666)
BAE Systems PLC	Goldman Sachs International	258,800	05/18/22	GBP	7.78	GBP	1,857	(25,590)
KDDI Corp.	JPMorgan Chase Bank N.A.	112,900	05/18/22	JPY	4,209.61	JPY	452,165	(19,586)
Prudential PLC	UBS AG	169,800	05/18/22	GBP	11.20	GBP	1,926	(102,374)
Reckitt Benckiser Group PLC	Barclays Bank PLC	30,900	05/24/22	GBP	59.63	GBP	1,802	(65,767)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	674,500	05/24/22	GBP	1.39	GBP	882	(33,431)
Zurich Insurance Group AG	Goldman Sachs International	7,600	05/31/22	CHF	461.74	CHF	3,472	(40,696)

								$(4,445,680)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$20,710,069	$—	$—	$20,710,069
Denmark	—	26,082,026	—	26,082,026
France	—	86,265,032	—	86,265,032
India	—	—	792,960	792,960
Indonesia	—	9,324,179	—	9,324,179
Ireland	21,122,994	—	—	21,122,994
Japan	—	11,547,447	—	11,547,447
Mexico	9,858,296	—	—	9,858,296
Netherlands	—	761,148	—	761,148
Portugal	—	22,077,378	—	22,077,378
Singapore	—	9,397,892	—	9,397,892
Spain	—	6,674,686	—	6,674,686
Switzerland	—	25,281,294	—	25,281,294
Taiwan	—	34,591,393	—	34,591,393
United Kingdom	—	155,058,988	—	155,058,988
United States	356,356,277	—	—	356,356,277
Short-Term Securities
Money Market Funds	2,729,877	—	—	2,729,877

	$410,777,513	$387,061,463	$792,960	$798,631,936

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,165,315)	$(5,031,059)	$—	$(10,196,374)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

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